Unaudited Pro Forma Condensed Combined Statement of Operations (Parenthetical)	12 Months Ended
Dec. 31, 2025 ₩ / shares shares
Entity Information [Line Items]
Basic earnings per share | ₩ / shares	₩ (3,341.00)
Diluted earnings per share | ₩ / shares	₩ (3,341.00)
Weighted-average shares outstanding, basic | shares	61,575,085
Weighted-average shares outstanding, diluted | shares	61,575,085
Hansol Acquisition [Member]
Entity Information [Line Items]
Basic earnings per share | ₩ / shares	₩ 0.04
Diluted earnings per share | ₩ / shares	₩ 0.04
Weighted-average shares outstanding, basic | shares	13,662,476
Weighted-average shares outstanding, diluted | shares	13,662,476
Pro Forma Combined [Member]
Entity Information [Line Items]
Basic earnings per share | ₩ / shares	₩ (3,030.29)
Diluted earnings per share | ₩ / shares	₩ (3,030.29)
Weighted-average shares outstanding, basic | shares	68,352,020
Weighted-average shares outstanding, diluted | shares	68,352,020